Related Parties Disclosure (Details) - 6 months ended Jun. 30, 2026 € in Millions	USD ($)	CHF (SFr)	EUR (€)	CHF (SFr)
Related Party Transaction [Line Items]
Contractual prepayment (in Euro) | €			€ 1.0
Aggregate amount	$ 400,780	SFr 315,049
Payable due amount	139,051			SFr 112,582
John O'Hara [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Short-term payable | $	$ 4,680